Equity Method Investment - Summary of Changes In Equity Method Investment(Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity Method Investments And Joint Ventures [Abstract]
Beginning balance	$ 817,223	$ 1,019,009
Recognized gain from equity method investment	470	97,820
Consideration Received on Disposal		(350,181)
Exchange difference	(38,972)	50,575
Ending balance	$ 778,721	$ 817,223